Stock Compensation Plans (Detail) (USD $)	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012
Stock Compensation Plans [Line Items]
Number of shares authorized under the Stock Compensation Plan	2,000,000
Number of additional shares authorized each year under the Stock Compensation Plan	100,000
Maximum shares subject to stock options or stock appreciation rights	400,000
Maximum shares subject to restricted stock awards, deferred shares, unrestricted shares or other stock-based awards	400,000
Independent directors unrestricted share fair value at grant date	$ 15
RSG's outstanding under the Stock Compensation Plan	0	25,424